Notes Payable (Schedule of Future minimum principal payments on the non-related party long term notes payable) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Debt Disclosure [Abstract]
2020	$ 414,506	$ 279,346
2021	43,928	1,607
2022	5,937
2023	6,493
2024	7,102
Thereafter	7,768
Long-term Debt	$ 485,734	$ 280,953	$ 4,886,528